Reconciliation of loss after income tax to net cash used in operating activities - Disclosure of reconciliation of profit or loss to operating cash flows (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of profit or loss to operating cash flows [Line Items]
Loss after income tax expense from continuing operations	$ (20,465,180)	$ (25,014,055)	$ (8,420,000)
Adjustments for:
Depreciation & amortisation	1,869,000	1,869,000	1,265,000
Net fair value loss on financial assets
Share based payments	1,159,000	1,675,000	637,000
Foreign exchange differences	46,000	(2,154,000)	428,000
(Gain)/loss on remeasurement of contingent consideration	(2,097,000)		2,570,000
Change in operating assets & liabilities:	(19,488,000)	(23,624,000)	(3,520,000)
Decrease/(increase) in trade and other receivables	3,450,000	(7,000)	(5,027,000)
Decrease/(increase) in prepayments	365,000	(277,000)	(1,182,000)
Decrease/(increase) in trade and other payables	569,000	(528,000)	1,010,000
Decrease in deferred tax liability	(271,000)	(368,000)	(484,000)
Increase in other provisions	264,000	201,000	92,000
(Decrease)/increase in borrowings	(45,000)	1,841,000
Net cash used in operating activities	$ (15,156,000)	$ (22,762,000)	$ (9,111,000)